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September 7, 2006

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re:  WRL Series Life Corporate Account (File No. 333-57681)

Dear Commissioners:

On behalf of WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio ("separate account"), incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

The funds are as follows:

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund - Series I
   Shares
AIM Variable Insurance Funds - AIM V.I. Dynamics Fund - Series I Shares
AIM Variable Insurance Funds - AIM V.I. Financial Services Fund - Series I
   Shares
AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund - Series I
   Shares
AIM Variable Insurance Funds - AIM V.I. Small Company Growth Fund - Series I
   Shares
AIM Variable Insurance Funds - AIM V.I. Technology Fund - Series I Shares American Funds Insurance Series - Global Small Capitalization Fund (Class 2) American Funds Insurance Series - Growth Fund (Class 2)
American Funds Insurance Series - International Fund (Class 2)
American Funds Insurance Series - New World Fund (Class 2)
DWS Investments VIT Funds - DWS Equity 500 Index VIP (Class A)
DWS Investments VIT Funds - DWS Small Cap Index VIP (Class A)
Fidelity Variable Insurance Products Funds - Balanced Portfolio (Initial Class) Fidelity Variable Insurance Products Funds - Contrafund(R) Portfolio (Initial
   Class)
Fidelity Variable Insurance Products Funds - Growth Portfolio (Initial Class) Fidelity Variable Insurance Products Funds - Growth Opportunities Portfolio
   (Initial Class)
Fidelity Variable Insurance Products Funds - High Income Portfolio (Initial
   Class)
Fidelity Variable Insurance Products Funds - Money Market Portfolio (Initial
   Class)
First Eagle Variable Funds, Inc. - First Eagle Overseas Variable Fund
Janus Aspen Series - Balanced Portfolio (Institutional Shares)
Janus Aspen Series - Flexible Bond Portfolio (Institutional Shares)
Janus Aspen Series - Forty Portfolio (Institutional Shares)
Janus Aspen Series - International Growth Portfolio (Institutional Shares) Janus Aspen Series - Large Cap Growth Portfolio (Institutional Shares)
Janus Aspen Series - Mid Cap Growth Portfolio (Institutional Shares)
Janus Aspen Series - Worldwide Growth Portfolio (Institutional Shares)

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PIMCO Variable Insurance Trust - All Asset Portfolio (Administrative Class)
PIMCO Variable Insurance Trust - High Yield Portfolio (Institutional Class) PIMCO Variable Insurance Trust - Low Duration Portfolio (Institutional Class) PIMCO Variable Insurance Trust - Real Return Portfolio (Institutional Class) PIMCO Variable Insurance Trust - Short-Term Portfolio (Institutional Class) PIMCO Variable Insurance Trust - StocksPLUS Growth and Income Portfolio
   (Institutional Class)
PIMCO Variable Insurance Trust - Total Return Portfolio (Institutional Class) Royce Capital Fund - Royce Micro-Cap Portfolio
Royce Capital Fund - Royce Small-Cap Portfolio
Rydex Variable Trust - Nova Fund
Rydex Variable Trust - OTC Fund
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price International Series, Inc. - T. Rowe Price International Stock Portfolio
Third Avenue Variable Series Trust - Third Avenue Value Portfolio
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio
   (Class I)
The Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio
   (Class I)
The Universal Institutional Funds, Inc. - U.S. Mid Cap Value Portfolio (Class I) Vanguard Variable Insurance Fund - Vanguard VIF Balanced Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Capital Growth Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Diversified Value Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Equity Income Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Equity Index Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Growth Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF High Yield Bond Portfolio Vanguard Variable Insurance Fund - Vanguard VIF International Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Mid-Cap Index Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Money Market Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF REIT Index Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Short-Term Investment-Grade
   Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Small Company Growth Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Total Bond Market Index
   Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Total Stock Market Index
   Portfolio

These Semi-Annual Reports are for the period ending June 30, 2006 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at
(319) 298-4182.

Very truly yours,


/s/ James R. Trefz
-------------------------------------
Vice President

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Document 1 The Semi-Annual Report AIM Variable Insurance Funds - AIM V.I.
Capital Appreciation - Series I Shares dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 25, 2006 (File No. 811-07452)

Document 2 The Semi-Annual Report AIM Variable Insurance Funds - AIM V.I. Dynamics Fund - Series I Shares dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 25, 2006 (File No. 811-07452)

Document 3 The Semi-Annual Report of AIM Variable Insurance Funds - AIM V.I. Financial Services Fund - Series I Shares dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 25, 2006 (File No. 811-07452)

Document 4 The Semi-Annual Report of AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund - Series I Shares dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 25, 2006 (File No. 811-07452)

Document 5 The Semi-Annual Report of AIM Variable Insurance Funds - AIM V.I. Small Company Growth Fund - Series I Shares dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 25, 2006 (File No. 811-07452)

Document 6 The Semi-Annual Report of AIM Variable Insurance Funds - AIM V.I. Technology Fund - Series I Shares dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 25, 2006 (File No. 811-07452)

Document 7 The Semi-Annual Report of American Funds Insurance Series - Global Small Capitalization Fund (Class 2) dated June 30, 2006 that was filed with the Securities and Exchange Commission on September 7, 2006 (File No. 811-03857).

Document 8 The Semi-Annual Report of American Funds Insurance Series - Growth Fund (Class 2) dated June 30, 2006 that was filed with the Securities and Exchange Commission on September 7, 2006 (File No. 811-03857).

Document 9 The Semi-Annual Report of American Funds Insurance Series - International Fund (Class 2) dated June 30, 2006 that was filed with the Securities and Exchange Commission on September 7, 2006 (File No. 811-03857).

Document 10 The Semi-Annual Report of American Funds Insurance Series - New World Fund (Class 2) dated June 20, 2006 that was filed with the Securities and Exchange Commission on September 7, 2006 (File No. 811-03857).

Document 11 The Semi-Annual Report of DWS Investments VIT Funds - DWS Equity 500 Index VIP dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 24, 2006 (File No. 811-07507)

Document 12 The Semi-Annual Report of DWS Investments VIT Funds - DWS Small Cap Index VIP dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 24, 2006 (File No. 811-07507)

Document 13 The Semi-Annual Report of Fidelity Variable Insurance Products Funds
- Balanced Portfolio (Initial Class) dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 29, 2006 (File No. 811-03329, 811-05511, 811-07205, 811-03759)

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Document 14 The Semi-Annual Report of Fidelity Variable Insurance Products Funds
- Contrafund(R) Portfolio (Initial Class) dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 28, 2006 (File No. 811-03329, 811-05511, 811-07205, 811-03759)

Document 15 The Semi-Annual Report of Fidelity Variable Insurance Products Funds
- Growth Portfolio (Initial Class) dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 28, 2006 (File No. 811-03329, 811-05511, 811-07205, 811-03759)

Document 16 The Semi-Annual Report of Fidelity Variable Insurance Products Funds
- Growth Opportunities Portfolio (Initial Class) dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 28, 2006 (File No. 811-03329, 811-05511, 811-07205, 811-03759)

Document 17 The Semi-Annual Report of Fidelity Variable Insurance Products Funds
- High Income Portfolio (Initial Class) dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 28, 2006 (File No. 811-03329, 811-05511, 811-07205, 811-03759)

Document 18 The Semi-Annual Report of Fidelity Variable Insurance Products Funds
- Money Market Portfolio (Initial Class) dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 29, 2006 (File No. 811-03329, 811-05511, 811-07205, 811-03759)

Document 19 The Semi-Annual Report of First Eagle Variable Funds, Inc. - First Eagle Overseas Variable Fund dated June 30, 2006 that was filed with the Securities and Exchange Commission on September 7, 2006 (File No. 811-09092)

Document 20 The Semi-Annual Report of Janus Aspen Series - Balanced Portfolio (Institutional Shares) dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 25, 2006 (File No. 811-07736)

Document 21 The Semi-Annual Report of Janus Aspen Series - Flexible Bond Portfolio (Institutional Shares) dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 25, 2006 (File No. 811-07736)

Document 22 The Semi-Annual Report of Janus Aspen Series - Forty Portfolio (Institutional Shares) dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 25, 2006 (File No. 811-07736)

Document 23 The Semi-Annual Report of Janus Aspen Series - International Growth Portfolio (Institutional Shares) dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 25, 2006 (File No. 811-07736)

Document 24 The Semi-Annual Report of Janus Aspen Series - Large Cap Growth Portfolio (Institutional Shares) dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 25, 2006 (File No. 811-07736)

Document 25 The Semi-Annual Report of Janus Aspen Series - Mid Cap Growth Portfolio (Institutional Shares) dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 25, 2006 (File No. 811-07736)

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Document 26 The Semi-Annual Report of Janus Aspen Series - Worldwide Growth
Portfolio (Institutional Shares) dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 25, 2006 (File No. 811-07736)

Document 27 The Semi-Annual Report PIMCO Variable Insurance Trust - All Asset Portfolio (Administrative Class) dated June 30, 2006 that was filed with the Securities and Exchange Commission in September 2006 (File No. 811-08399)

Document 28 The Semi-Annual Report PIMCO Variable Insurance Trust - High Yield Portfolio (Institutional Class) dated June 30, 2006 that was filed with the Securities and Exchange Commission in September 2006 (File No. 811-08399)

Document 29 The Semi-Annual Report PIMCO Variable Insurance Trust - Low Duration Portfolio (Institutional Class) dated June 30, 2006 that was filed with the Securities and Exchange Commission in September 2006 (File No. 811-08399)

Document 30 The Semi-Annual Report PIMCO Variable Insurance Trust - Real Return Portfolio (Institutional Class) dated June 30, 2006 that was filed with the Securities and Exchange Commission in September 2006 (File No. 811-08399)

Document 31 The Semi-Annual Report of PIMCO Variable Insurance Trust - Short-Term Portfolio (Institutional Class) dated June 30, 2006 that was filed with the Securities and Exchange Commission in September 2006 (File No. 811-08399)

Document 32 The Semi-Annual Report PIMCO Variable Insurance Trust - StocksPLUS Growth and Income Portfolio (Institutional Class) dated June 30, 2006 that was filed with the Securities and Exchange Commission in September 2006 (File No. 811-08399)

Document 33 The Semi-Annual Report of PIMCO Variable Insurance Trust - Total Return Portfolio (Institutional Class) dated June 30, 2006 that was filed with the Securities and Exchange Commission in September 2006 (File No. 811-08399)

Document 34 The Semi-Annual Report of Royce Capital Fund - Royce Micro-Cap Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 31, 2006 (File No. 811-07537)

Document 35 The Semi-Annual Report of Royce Capital Fund - Royce Small-Cap Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 31, 2006 (File No. 811-07537)

Document 36 The Semi-Annual Report of Rydex Variable Trust - Nova Fund dated June 30, 2006 that was filed with the Securities and Exchange Commission on September 7, 2006 (File No. 811-08821)

Document 37 The Semi-Annual Report of Rydex Variable Trust - OTC Fund dated June 30, 2006 that was filed with the Securities and Exchange Commission on September 7, 2006 (File No. 811-08821)

Document 38 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 24, 2006 (File No. 811-07143)

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Document 39 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. - T.
Rowe Price Equity Income Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 22, 2006 (File No. 811-07143)

Document 40 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 24, 2006 (File No. 811-07143)

Document 41 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 24, 2006 (File No. 811-07143)

Document 42 The Semi-Annual Report of T. Rowe Price Fixed Income Series, Inc. -
T. Rowe Price Limited-Term Bond Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 24, 2006 (File No. 811-07153)

Document 43 The Semi-Annual Report of T. Rowe Price International Series, Inc. -
T. Rowe Price International Stock Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 24, 2006 (File No. 811-07145)

Document 44 The Semi-Annual Report of Third Avenue Variable Series Trust - Third Avenue Value Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 28, 2006 (File No. 811-09395)

Document 45 The Semi-Annual Report of The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio - Class I dated June 30, 2006 that was filed with the Securities and Exchange Commission in September 2006 (File No. 811-07607)

Document 46 The Semi-Annual Report of The Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio - Class I dated June 30, 2006 that was filed with the Securities and Exchange Commission in September 2006 (File No. 811-07607)

Document 47 The Semi-Annual Report of The Universal Institutional Funds, Inc. - U.S. Mid Cap Value Portfolio - Class I dated June 30, 2006 that was filed with the Securities and Exchange Commission in September 2006 (File No. 811-07607)

Document 48 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Balanced Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission August 30, 2006 (File No. 811-05962)

Document 49 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Capital Growth Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 30, 2006 (File No. 811-05962)

Document 50 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Diversified Value Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 30, 2006 (File No. 811-05962)

Document 51 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Equity Income Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 30, 2006 (File No. 811-05962)

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Document 52 The Semi-Annual Report of Vanguard Variable Insurance Fund -
Vanguard VIF Equity Index Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 30, 2006 (File No. 811-05962)

Document 53 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Growth Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission August 30, 2006 (File No. 811-05962)

Document 54 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF High Yield Bond Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 30, 2006 (File No. 811-05962)

Document 55 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF International Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 30, 2006 (File No. 811-05962)

Document 56 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Mid-Cap Index Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 30, 2006 (File No. 811-05962)

Document 57 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Money Market Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 30, 2006 (File No. 811-05962)

Document 58 The Semi-Annual Report Vanguard Variable Insurance Fund - Vanguard VIF REIT Index Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 30, 2006 (File No. 811-05962)

Document 59 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Short-Term Investment-Grade Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 30, 2006 (File No. 811-05962)

Document 60 The Semi-Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Small Company Growth Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 30, 2006 (File No. 811-05962)

Document 61 The Semi-Annual Report Vanguard Variable Insurance Fund - Vanguard VIF Total Bond Market Index Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 30, 2006 (File No. 811-05962)

Document 62 The Semi-Annual Report Vanguard Variable Insurance Fund - Vanguard VIF Total Stock Market Index Portfolio dated June 30, 2006 that was filed with the Securities and Exchange Commission on August 30, 2006 (File No. 811-05962)